UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL  61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 Towanda Ave.
Bloomington, IL  61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report

December 31, 2011

COUNTRY Growth Fund

COUNTRY Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS
January 2012

Dear Shareholders:

In reviewing stock market performance in 2011 I suddenly had the vision of an amusement park roller coaster running through my head. The S&P 500 started the year at 1257.6, traded the entire year in a range between up 9% and down 15%, and closed the year at 1257.6. The only reason for a positive total return was the fact that dividends were received. As stock investors, you could say we rode that roller coaster through the entire year before finishing back where we started.

However it has been quite a different ride for bond investors. We have essentially been in a 30-year bull market for bonds as interest rates have dropped from the mid-teen rates of the early 1980’s to today. 2011 was no exception as the yield on the ten year Treasury note fell from about 3.3% to below 1.9% at year-end. As rates fall, prices increase, resulting in healthy gains in bond portfolios on a total return basis.

The year did not lack for external events that could move markets. Unrest in the Middle East became know as the Arab Spring, resulting in the ouster of governments in Tunisia, Egypt, and Libya along with corresponding uncertainty for energy prices. In the midst of this came an earthquake and tsunami that devastated parts of Japan and raised concerns over the safety of nuclear power. Continuing throughout the year were alternating concerns about either the liquidity or solvency of several nations in Europe, such as Greece, Ireland, Italy, Portugal, and Spain. Even the US came under pressure as debt levels have ballooned over the past 3 years due in part to efforts to provide fiscal stimulus for the economy. The US’ AAA debt rating was cut by S&P in August due to concerns that the political process is not providing a clear road to stabilizing the nation’s finances. Several Eurozone countries received downgrades in mid-January 2012 as well - a clear indication that world fiscal problems are not yet solved.

With these events unfolding, investors responded by alternately accepting risk or fleeing for safety. “Risk-on” and “risk-off” became the descriptors for what kind of day the market would have. More often than not a strong, risk-on up day in the market would be followed by an immediate risk-off reversal either later in the same day or the next day. US economic indicators never showed any growing economic strength, but never foretold any imminent slowing, either. There was no clear direction for the economy and the stock market responded by essentially going nowhere.

As we enter 2012, there is little we can point to as indicators of a changed environment from last year. Unemployment rates may be starting to retreat, but no major catalyst for improvement has yet emerged. The situation with European debt remains a concern with unknown implications for the US in the event of default by one or more countries. Our domestic political situation will likely remain stalled as election year politics likely preclude any bi-partisan efforts to seriously address US fiscal issues. For stocks, we continually look for opportunities in growing and/or undervalued companies. For bonds, we are preparing for a continued low interest rate environment with the realization that the next major move in rates will likely be higher. And we hope that at this time next year we won’t be coming off another roller coaster ride.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY GROWTH FUND
Inception Date 04/21/66 (Class Y)

The average annualized total returns for the Fund for the years ended December 31, 2011 are as follows:

1 Year	5 Year	10 Year
3.15%	1.30%	3.05%

Gross Expense Ratio:  1.19% (as of the Prospectus dated 10/28/11)

Net Expense Ratio: 1.18% (as of the Prospectus dated 10/28/11)

The custodian has contractually agreed to waive fees through October 31, 2012.  These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect fee waivers in effect.  In the absence of fee waivers, returns would be reduced.

The COUNTRY Growth Fund’s performance over the past year has tracked the performance of the S&P 500, although volatility has been a bit lower for the Fund.  The first half of 2011 was fairly strong as the stock market continued to advance from the lows of a few years ago.  However, in the second half of the year volatility increased and some stocks sold off before recovering toward previous years’ closing prices at the end of December.

We remain concerned about the economic environment and its potential impact on securities markets.  Domestic growth remains anemic for this stage of a recovery and unemployment remains a major problem.  Other economic indicators have not provided any major signs of imminent strong recovery potential.  Completing our backdrop for a cautious approach is the continued overhang of the European debt problem and the unknown impacts future events may have on global markets.

The Fund remains well diversified across economic sectors, but we are emphasizing those areas we believe most likely to perform satisfactorily in difficult environments.  We are looking for signs that would allow us to take a less conservative approach to investing in stocks, but at this point we do not feel such a move would be in the best interests of our shareholders.

COUNTRY BOND FUND
Inception Date 01/02/97 (Class Y)

The average annualized total returns for the Fund for the years ending December 31, 2011 are as follows:

1 Year	5 Year	10 Year
6.97%	6.42%	5.45%

Gross Expense Ratio:  0.89% (as of the Prospectus dated 10/28/11)

Net Expense Ratio: 0.86% (as of the Prospectus dated 10/28/11)

The advisor and custodian have contractually agreed to waive fees and/or reimburse expenses through October 31, 2012.  These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect fee waivers and/or expense reimbursements in effect.  In the absence of fee waivers and/or expense reimbursements, returns would be reduced.

Investors just celebrated the 30th anniversary of the grand bond bull market that began in 1981.  At that time short-term interest rates were over 20% and ten year Treasury notes yielded 17%.  Bond managers of that era, which includes us, would have thought it nearly impossible that one day short-term interest rates would trade near zero and Treasury notes would trade with a one handle.  But that’s where we are today.  In 1981 the danger was high inflation while today’s fear is worldwide deflation.  Quite the opposites.  Currently, the escalating euro area debt crisis has been a major focus with deflationary implications.  Simply, there is too much debt worldwide.  Ranging from individuals to countries, many are being forced to de-leverage.  This development is negative for growth but positive for bond investors as it tempers inflation.  This combination of slow economic growth and possible deflationary implications has driven interest rates to record lows.  However, with today’s low rates there is significant price risk in bonds if interest rates ever began a higher trend.  We caution our investors that future returns may not mimic the high historical returns of the Fund.

The COUNTRY Bond Fund’s performance has been favorable over the past twelve months as the yield on the ten year Treasury note dropped to 1.9% from 3.3% at the beginning of the year.  Investment grade bonds had higher returns than high yield debt as investors avoided risk with the economic uncertainties.  The Fund continues to be well diversified across most investment grade sectors.  We continue to hold an overweight position in taxable municipal bonds (Build America Bonds) which have experienced very good returns.  We have kept duration at or below our benchmark (Barclays Capital U.S. Aggregate Bond Index) as we guard against a possible rise in rates sometime in the future.

Sincerely,

Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights sections for index and peer average information, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities.  It is not possible to invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of securities.  The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS sectors.  It is not possible to invest directly in an index.

Diversification does not assure a profit or protect against a loss in a declining market.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Please refer to the Schedule of Investments in this report for holding information.  Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security.  Current and future portfolio holdings are subject to risk.

COUNTRY Mutual Funds — Expense Example December 31, 2011 (unaudited)

As a shareholder of the COUNTRY Growth Fund or COUNTRY Bond Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested for the period 7/1/11 – 12/31/11.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  Although the Funds charge no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual retirement accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting fees, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY Growth Fund – Class Y
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/11	12/31/11	7/1/11 – 12/31/11*
Actual(1)	$1,000.00	$ 967.80	$5.84
Hypothetical(2)	$1,000.00	$1,019.20	$5.99

(1)	Ending account values and expenses paid during period based on a -3.22% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

COUNTRY Bond Fund – Class Y
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/11	12/31/11	7/1/11 – 12/31/11*
Actual(1)	$1,000.00	$1,044.60	$4.37
Hypothetical(2)	$1,000.00	$1,020.86	$4.32

(1)	Ending account values and expenses paid during period based on a 4.46% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

COUNTRY Mutual Funds — Expense Example December 31, 2011 (unaudited) (continued)

COUNTRY Growth Fund – Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/11	12/31/11	7/1/11 – 12/31/11*
Actual(1)	$1,000.00	$ 967.80	$5.84
Hypothetical(2)	$1,000.00	$1,019.20	$5.99

(1)	Ending account values and expenses paid during period based on a -3.22% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

COUNTRY Bond Fund – Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/11	12/31/11	7/1/11 – 12/31/11*
Actual(1)	$1,000.00	$1,044.20	$4.37
Hypothetical(2)	$1,000.00	$1,020.86	$4.32

(1)	Ending account values and expenses paid during period based on a 4.42% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

COUNTRY Mutual Funds — Allocation of Portfolio Assets December 31, 2011 (unaudited)

COUNTRY Growth Fund*

COUNTRY Bond Fund*

*  Expressed as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

COUNTRY Mutual Funds — Portfolio Highlights (unaudited)

COUNTRY Growth Fund
Average Annualized Total Returns December 31, 2011 (unaudited)
	1 Year	5 Years	10 Years
COUNTRY Growth Fund — Class Y (04/21/66)	3.15%	1.30%	3.05%
S&P 500 Index(1)	2.11%	-0.25%	2.92%
Lipper Large Cap Core Funds Average(2)	-0.67%	-0.87%	2.41%
_____________

(1)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.  An investment cannot be made directly in an index.

(2)
The Lipper Large Cap Core Funds Average is unmanaged and is based on the average return of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ration, price-to-book ration and three-year scales-per-share growth value, compared to the S&P 500 Index.  An investment cannot be made directly in a peer average.

Ten Largest Holdings (excludes short-term investments) December 31, 2011 (unaudited)
	Value	Percent of Fund
Exxon Mobil Corporation	$8,925,228	3.68%
CVS Caremark Corporation	7,793,058	3.22%
Microsoft Corporation	6,095,408	2.51%
General Electric Company	5,534,190	2.28%
Cisco Systems Inc.	5,295,632	2.19%
Wal-Mart Stores, Inc.	4,995,936	2.06%
Intel Corporation	4,794,225	1.98%
Philip Morris International, Inc.	4,708,800	1.94%
International Business Machines Corporation	4,560,224	1.88%
Dell, Inc.	4,419,723	1.82%
	$57,122,424	23.56%

COUNTRY Bond Fund
Average Annualized Total Returns   December 31, 2011 (unaudited)
	1 Year	5 Years	10 Years
COUNTRY Bond Fund — Class Y (01/02/97)	6.97%	6.42%	5.45%
Barclays Capital Aggregate Bond Index(1)	7.84%	6.50%	5.78%
Lipper Intermediate Investment-Grade Debt Funds Average(2)	6.22%	5.57%	5.13%
_______________

(1)
The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of securities.  The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.  The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in securities.  An investment cannot be made directly in an index.

(2)
The Lipper Intermediate Investment-Grade Debt Funds Average is unmanaged and is based on the average return of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.  An investment cannot be made directly in a peer average.

Ten Largest Holdings (excludes short-term investments) December 31, 2011 (unaudited)
	Value	Percent of Fund
U.S. Treasury Notes, 0.625%, 6/30/2012	$5,013,865	2.20%
U.S. Treasury Notes, 0.500%, 5/31/2013	4,016,876	1.76%
U.S. Treasury Notes, 1.000%, 4/30/2012	4,012,500	1.76%
U.S. Treasury Notes, 1.125%, 6/15/2013	3,039,492	1.33%
Government National Mortgage Association, 4.000%, 9/15/2041	2,117,332	0.93%
U.S. Treasury Notes, 1.375%, 11/30/2015	2,060,938	0.91%
U.S. Treasury Notes, 1.250%, 8/31/2015	2,053,124	0.90%
Federal National Mortgage Association, 4.500%, 11/01/2040	1,955,862	0.86%
Federal Home Loan Mortgage Corp., 4.500%, 4/01/2041	1,947,852	0.86%
Federal Home Loan Mortgage Corp., 4.000%, 2/01/2026	1,880,917	0.83%
	$28,098,758	12.34%

COUNTRY Mutual Funds — Schedule of Investments December 31, 2011 (unaudited)

COUNTRY Growth Fund
	Shares	Value
COMMON STOCKS — 96.76%
Consumer Discretionary — 10.28%
Abercrombie & Fitch Co. — Class A	47,800	$2,334,552
Comcast Corporation — Class A	139,600	3,309,916
Gentex Corporation	91,500	2,707,485
Home Depot, Inc.	29,500	1,240,180
International Game Technology	162,200	2,789,840
The Jones Group, Inc.	207,100	2,184,905
Kohl’s Corporation	44,600	2,201,010
Newell Rubbermaid, Inc.	150,500	2,430,575
News Corporation — Class A	215,800	3,849,872
Target Corporation	36,800	1,884,896
		24,933,231

Consumer Staples — 14.64%
Archer-Daniels-Midland Company	101,000	2,888,600
Church & Dwight Co., Inc.	46,100	2,109,536
CVS Caremark Corporation	191,100	7,793,058
Energizer Holdings, Inc. (a)	25,000	1,937,000
The Kroger Co.	71,000	1,719,620
McCormick & Company, Inc.	46,900	2,364,698
Philip Morris International, Inc.	60,000	4,708,800
The Procter & Gamble Company	51,200	3,415,552
Ralcorp Holdings, Inc. (a)	41,856	3,578,688
Wal-Mart Stores, Inc.	83,600	4,995,936
		35,511,488

Energy — 13.06%
Apache Corporation	34,000	3,079,720
Chesapeake Energy Corp.	175,700	3,916,353
ChevronTexaco Corp.	35,000	3,724,000
ConocoPhillips	46,500	3,388,455
Exxon Mobil Corporation	105,300	8,925,228
Halliburton Company	90,900	3,136,959
HollyFrontier Corporation	96,666	2,261,985
Schlumberger Limited (b)	47,300	3,231,063
		31,663,763

Financials — 9.74%
ACE Limited (b)	32,400	2,271,888
Aflac Incorporated	102,000	4,412,520
American Express Company	60,000	2,830,200
The Bank of New York Mellon Corporation	112,300	2,235,893
BlackRock, Inc.	18,500	3,297,440
JPMorgan Chase & Co.	93,000	3,092,250
State Street Corp.	66,300	2,672,553
Wells Fargo & Company	101,700	2,802,852
		23,615,596

Health Care — 16.86%
Abbott Laboratories	68,700	3,863,001
Amgen, Inc.	51,100	3,281,131
Baxter International Inc.	42,900	2,122,692
Covidien PLC (b)	38,500	1,732,885
Express Scripts, Inc. (a)	38,500	1,720,565
Gilead Sciences, Inc. (a)	56,200	2,300,266
Johnson & Johnson	50,000	3,279,000
Medtronic, Inc.	50,100	1,916,325
Merck & Co., Inc	77,200	2,910,440
Novartis AG — ADR	72,100	4,121,957
Pfizer, Inc.	96,800	2,094,752
Roche Holding AG — ADR	102,900	4,378,395
St. Jude Medical, Inc.	75,400	2,586,220
VCA Antech, Inc. (a)	123,400	2,437,150
WellPoint, Inc.	32,100	2,126,625
		40,871,404

Industrials — 9.73%
3M Co.	52,400	4,282,652
AECOM Technology Corp. (a)	120,100	2,470,457
Emerson Electric Co.	41,000	1,910,190
FedEx Corp.	31,100	2,597,161
General Dynamics Corp.	54,800	3,639,268
General Electric Company	309,000	5,534,190
Ingersoll-Rand PLC (b)	103,700	3,159,739
		23,593,657

Information Technology — 14.51%
Cisco Systems, Inc.	292,900	5,295,632
Dell, Inc. (a)	302,100	4,419,723
Google, Inc. (a)	4,160	2,686,944
Hewlett Packard Co.	80,800	2,081,408
Intel Corporation	197,700	4,794,225
International Business Machines Corporation	24,800	4,560,224
Microsoft Corporation	234,800	6,095,408
QUALCOMM, Inc.	43,300	2,368,510
The Western Union Company	158,000	2,885,080
		35,187,154

Materials — 2.08%
BHP Billiton Limited — ADR	14,600	1,031,198
Monsanto Company	34,900	2,445,443
Newmont Mining Corporation	26,200	1,572,262
		5,048,903

Telecommunication Services — 2.71%
AT&T, Inc.	36,800	1,112,832
CenturyLink, Inc.	65,600	2,440,320
Vodafone Group PLC — ADR	107,600	3,016,028
		6,569,180

Utilities — 3.15%
American Water Works Co., Inc.	91,500	2,915,190
NextEra Energy, Inc.	40,400	2,459,552
Westar Energy, Inc.	78,800	2,267,864
		7,642,606

TOTAL COMMON STOCKS
(Cost $189,273,249)		234,636,982

	Principal
	Amount
MORTGAGE-BACKED SECURITIES — 0.09%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$13,988	13,616
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (c)	121,061	135,020
Government National Mortgage Association
9.000%, 07/15/2016	165	165
6.500%, 07/15/2029	7,049	8,172
Mortgage IT Trust
1.545%, 02/25/2035 (c)	32,760	27,717
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004,
Cost $22,803) (d)	22,364	22,513
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $197,254)		207,203

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2011 (unaudited)

COUNTRY Growth Fund (continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 3.25%
Money Market Funds — 3.25%
Federated Prime Obligations
Fund, 0.200% (e)	7,885,071	$7,885,071
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,885,071)		7,885,071
TOTAL INVESTMENTS — 100.10%
(Cost $197,355,574)		242,729,256
LIABILITIES IN EXCESS
OF OTHER ASSETS — (0.10)%		(236,002)
TOTAL NET ASSETS — 100.00%		$242,493,254

Percentages are stated as a percent of net assets.
ADR — American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The coupon rate shown on variable rate securities represents the rates at December 31, 2011.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of December 31, 2011 these securities represented 0.01% of total net assets.

(e)	The rate quoted is the annualized seven-day yield as of December 31, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2011 (unaudited)

COUNTRY Bond Fund
	Principal
	Amount	Value
ASSET-BACKED SECURITIES — 2.20%
AEP Texas Central Transition Funding LLC
5.170%, 01/01/2018	$1,000,000	$1,166,585
Capital Auto Receivables Asset Trust
5.210%, 03/17/2014	37,898	38,026
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	200,000	221,190
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	170,676	149,801
4.931%, 05/25/2032 (a)	108,163	95,891
5.363%, 05/25/2036	206,017	158,316
Federal Express Corp.
6.720%, 01/15/2022	251,648	297,573
GE Equipment Small Ticket LLC
1.450%, 01/21/2018
(Acquired 02/01/2011, Cost $999,850) (b)	1,000,000	1,002,981
Green Tree Financial Corporation
6.870%, 01/15/2029	29,199	30,626
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013	90,676	91,464
National Collegiate Student Loan Trust
0.406%, 06/26/2028 (a)	250,000	206,265
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	410,352
Residential Asset Mortgage Products, Inc.
4.767%, 10/25/2032 (a)	209,995	179,016
Residential Asset Securities Corporation
5.600%, 06/25/2034 (a)	1,000,000	951,499
TOTAL ASSET-BACKED SECURITIES
(Cost $4,892,692)		4,999,585

CORPORATE BONDS — 24.07%
Alabama Power Co.
5.500%, 10/15/2017	250,000	296,213
Alcoa, Inc.
5.550%, 02/01/2017	400,000	426,544
American Express Credit Corporation
2.800%, 09/19/2016	500,000	502,450
American Honda Finance Corporation
6.700%, 10/01/2013
(Acquired 09/24/2008, Cost $499,520) (b)	500,000	539,460
American International Group, Inc.
5.850%, 01/16/2018	100,000	97,801
Amgen, Inc.
2.500%, 11/15/2016	500,000	505,997
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	566,775
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired
07/09/2008, Cost $249,765) (b)(c)	250,000	265,266
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	474,329
ASIF Global Financing XIX
4.900%, 01/17/2013
(Acquired 01/10/2003, Cost $249,218) (b)	250,000	252,088
AT&T, Inc.
5.625%, 06/15/2016	500,000	573,584
5.500%, 02/01/2018	500,000	578,765
BAE Systems PLC
3.500%, 10/11/2016 (Acquired
10/05/2011, Cost $298,950) (b)(c)	300,000	301,457
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	663,747
Bank of America Corporation
6.975%, 03/07/2037	250,000	241,892
Bank of Montreal
2.625%, 01/25/2016 (Acquired
12/08/2011, Cost $517,291) (b)(c)	500,000	516,133
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	200,000	208,611
Bank of Nova Scotia
2.150%, 08/03/2016 (Acquired
11/22/2011, Cost $503,266) (b)(c)	500,000	503,526
Barclays Bank PLC
5.000%, 09/22/2016 (c)	500,000	517,832
Barrick International Corp.
5.750%, 10/15/2016 (Acquired
01/22/2009, Cost $209,644) (b)(c)	225,000	257,879
Baxter International Inc.
1.850%, 01/15/2017	700,000	705,440
Berkshire Hathaway, Inc.
2.200%, 08/15/2016	500,000	514,685
3.750%, 08/15/2021	500,000	519,523
BHP Billiton Finance Ltd.
5.125%, 03/29/2012 (c)	500,000	505,513
Boeing Capital Corp.
2.900%, 08/15/2018	500,000	520,467
BP AMI Leasing, Inc.
5.523%, 05/08/2019
(Acquired 05/28/2009, Cost $489,370) (b)	500,000	576,156
Burlington Northern Santa Fe Railway, Co.
5.750%, 03/15/2018	500,000	584,197
4.100%, 06/01/2021	500,000	539,547
5.720%, 01/15/2024	334,294	382,593
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	303,502
Caterpillar Financial Services Corp.
7.050%, 10/01/2018	250,000	317,083
Caterpillar Inc.
5.700%, 08/15/2016	500,000	586,729
Citigroup, Inc.
6.125%, 05/15/2018	1,000,000	1,064,357
The Clorox Company
5.950%, 10/15/2017	200,000	231,226
Coca-Cola Refreshments USA, Inc.
7.375%, 03/03/2014	400,000	454,332
Comcast Corporation
6.500%, 01/15/2017	750,000	882,133
Commonwealth Bank of Australia
3.250%, 03/17/2016 (Acquired
10/27/2011, Cost $408,389) (b)(c)	400,000	406,475
Commonwealth Edison Co.
5.950%, 08/15/2016	400,000	466,644
ConocoPhillips
6.650%, 07/15/2018	600,000	748,225
Credit Suisse New York
5.000%, 05/15/2013 (c)	400,000	410,323
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	666,980
Devon Energy Corp.
6.300%, 01/15/2019	400,000	489,265

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2011 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Diamond Offshore Drilling Inc.
5.875%, 05/01/2019	$500,000	$580,567
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	400,000	434,986
E. I. du Pont de Nemours & Co.
5.250%, 12/15/2016	250,000	292,093
Eaton Corp.
8.875%, 06/15/2019	300,000	413,838
Ecolab, Inc.
4.875%, 02/15/2015	450,000	483,102
EOG Resources, Inc.
5.625%, 06/01/2019	300,000	354,512
Florida Power Corporation
4.800%, 03/01/2013	300,000	313,267
Franklin Resources, Inc.
3.125%, 05/20/2015	300,000	311,285
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	560,001
General Electric Company
5.000%, 02/01/2013	300,000	312,628
General Mills, Inc.
5.700%, 02/15/2017	225,000	263,623
Georgia Power Company
5.700%, 06/01/2017	500,000	593,304
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/2013	500,000	529,164
The Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	418,175
Halliburton Company
6.750%, 02/01/2027	100,000	127,433
Harley-Davidson Funding Corp.
5.250%, 12/15/2012
(Acquired 12/05/2007, Cost $199,772) (b)	200,000	206,065
The Home Depot, Inc.
5.250%, 12/16/2013	500,000	542,953
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	417,296
Ingersoll-Rand PLC
6.015%, 02/15/2028 (c)	500,000	594,789
International Business Machines Corporation
7.625%, 10/15/2018	250,000	335,490
John Deere Capital Corporation
4.950%, 12/17/2012	200,000	208,351
JPMorgan Chase & Co.
7.900%, 04/30/2018 (a)	200,000	212,938
4.625%, 05/10/2021	750,000	775,986
Kellogg Co.
5.125%, 12/03/2012	500,000	519,644
KeyCorp
6.500%, 05/14/2013	200,000	211,599
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	611,595
Kraft Foods, Inc.
6.750%, 02/19/2014	350,000	388,969
6.125%, 02/01/2018	300,000	351,649
Mattel, Inc.
2.500%, 11/01/2016	250,000	251,607
McCormick & Company, Inc.
3.900%, 07/15/2021	500,000	533,178
Merck & Co., Inc.
5.760%, 05/03/2037	200,000	257,078
Merrill Lynch Co., Inc.
6.050%, 08/15/2012	300,000	304,332
5.450%, 02/05/2013	500,000	503,635
Morgan Stanley
3.800%, 04/29/2016	200,000	184,263
5.450%, 01/09/2017	300,000	288,829
New Valley Generation III
4.687%, 01/15/2022	260,446	296,588
New York Life Global Funding
4.650%, 05/09/2013
(Acquired 05/02/2008, Cost $998,282) (b)	1,000,000	1,048,421
New York University
5.236%, 07/01/2032	500,000	561,740
Nokia Corp.
5.375%, 05/15/2019 (c)	250,000	252,281
Northern States Power Co.
8.000%, 08/28/2012	500,000	523,281
Northern Trust Corp.
3.375%, 08/23/2021	500,000	512,498
Overseas Private Investment Company
3.420%, 01/15/2015	124,031	128,528
Pepperdine University
5.450%, 08/01/2019	250,000	303,872
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	553,766
Pfizer, Inc.
5.350%, 03/15/2015	350,000	395,915
Pitney Bowes Inc.
5.250%, 01/15/2037	250,000	254,765
PNC Funding Corp.
2.700%, 09/19/2016	750,000	763,481
Private Export Funding Corp.
5.685%, 05/15/2012	250,000	255,098
Province of Ontario
1.600%, 09/21/2016 (c)	1,000,000	996,921
Province of Quebec
2.750%, 08/25/2021 (c)	500,000	499,444
Regions Bank
7.500%, 05/15/2018	200,000	198,000
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (c)	450,000	479,741
Rowan Companies, Inc.
5.880%, 03/15/2012	70,000	69,996
Royal Bank of Canada
1.450%, 10/30/2014 (c)	500,000	502,595
Simon Property Group LP
5.750%, 12/01/2015	300,000	335,630
SLM Corp.
8.450%, 06/15/2018	200,000	206,000
Southern California Edison Co.
5.750%, 03/15/2014	400,000	440,612
The Southern Co.
1.950%, 09/01/2016	250,000	252,359
Stanford University
4.750%, 05/01/2019	400,000	464,828
State Street Corp.
5.375%, 04/30/2017	400,000	460,232
Statoil ASA
5.250%, 04/15/2019 (c)	400,000	462,898
Suncor Energy, Inc.
6.100%, 06/01/2018 (c)	500,000	591,882

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2011 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
SunTrust Banks, Inc.
6.000%, 09/11/2017	$200,000	$219,745
Target Corporation
5.875%, 07/15/2016	750,000	888,208
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	255,386
Time Warner, Inc.
6.875%, 05/01/2012	500,000	509,997
Transocean, Inc.
5.250%, 03/15/2013 (c)	300,000	308,399
7.500%, 04/15/2031 (c)	160,000	166,058
U.S. Trade Funding Corp.
4.260%, 11/15/2014
(Acquired 12/14/2004, $88,056) (b)	88,471	92,827
Union Pacific Railroad Company
6.630%, 01/27/2022	303,920	353,766
5.866%, 07/02/2030	437,424	507,320
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	832,944
United Technologies Corp.
5.375%, 12/15/2017	600,000	709,756
University of Chicago
4.760%, 10/01/2023	1,000,000	1,204,000
University of Notre Dame
4.141%, 09/01/2013	250,000	263,513
Verizon Communications Inc.
5.500%, 02/15/2018	400,000	466,325
Vessel Management Services Inc.
4.960%, 11/15/2027	256,000	293,271
Wachovia Corp.
5.750%, 06/15/2017	500,000	564,917
The Walt Disney Company
4.700%, 12/01/2012	500,000	518,861
Well Fargo Capital X
5.950%, 12/01/2036 (a)	200,000	200,250
Wells Fargo & Company
5.625%, 12/11/2017	500,000	569,764
William Wrigley Junior Co.
4.650%, 07/15/2015	225,000	232,875
TOTAL CORPORATE BONDS
(Cost $49,583,419)		54,823,522

MORTGAGE-BACKED SECURITIES — 18.71%
American Tower Trust
5.420%, 04/15/2037
(Acquired 05/01/2007, Cost $500,000) (b)	500,000	529,922
Americold, LLC Trust
4.954%, 01/14/2029
(Acquired 12/09/2010, Cost $399,999) (b)	400,000	438,148
Bank of America Merrill Lynch
Commercial Mortgage, Inc.
5.237%, 11/10/2042 (a)	500,000	515,620
Bank of America Mortgage Securities Inc.
5.250%, 10/25/2020	176,804	152,950
Chase Funding Mortgage Loan
4.515%, 02/25/2014	69,642	69,449
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	97,917	95,311
6.000%, 11/25/2036	398,158	374,898
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	371,734	363,872
5.500%, 05/25/2036	470,566	325,624
Credit Suisse First Boston Mortgage
Securities Corporation
4.980%, 02/25/2032	700,000	688,838
DBUBS Mortgage Trust
4.537%, 07/10/2044
(Acquired 06/17/2011, Cost $504,771) (b)	500,000	541,099
Federal Home Loan Mortgage Corp.
7.000%, 03/01/2012	442	444
4.500%, 05/01/2013	43,048	43,659
5.125%, 12/15/2013	15,590	15,646
5.500%, 10/01/2014	11,375	11,802
5.000%, 03/01/2015	61,676	63,931
6.500%, 03/01/2015	34,108	36,259
5.000%, 12/15/2017	631,670	675,337
5.000%, 11/15/2018	478,413	512,174
5.750%, 12/15/2018	51,093	51,888
5.000%, 10/01/2020	124,161	133,834
5.500%, 03/01/2022	701,986	762,159
5.000%, 03/01/2023	159,970	171,583
4.500%, 04/01/2023	214,109	231,425
4.500%, 11/15/2023	808,071	873,077
5.500%, 10/15/2025	500,000	562,884
4.000%, 02/01/2026	1,789,532	1,880,917
7.150%, 09/25/2028 (a)	242,121	270,041
6.500%, 10/01/2029	109,593	125,573
5.000%, 10/15/2031	58,061	58,758
2.945%, 02/01/2037 (a)	258,781	272,229
6.000%, 05/01/2037	631,720	696,001
6.000%, 08/01/2037	659,446	725,311
6.000%, 01/01/2038	602,825	663,034
4.500%, 04/01/2041	1,837,168	1,947,852
Federal National Mortgage Association
4.750%, 02/21/2013	300,000	315,094
5.000%, 03/01/2013	12,037	12,898
4.500%, 04/01/2013	14,961	15,606
5.000%, 04/01/2013	11,034	11,538
5.000%, 05/01/2013	22,134	23,463
5.500%, 06/01/2013	11,387	11,618
3.500%, 09/01/2013	61,941	64,573
4.500%, 09/01/2013	26,225	27,641
5.500%, 10/01/2013	36,844	39,860
5.000%, 02/01/2014	112,176	120,846
4.000%, 05/01/2015	192,054	202,644
6.000%, 06/25/2016	11,991	12,000
4.500%, 06/25/2018	1,250,000	1,340,662
4.500%, 01/01/2019	283,717	303,791
6.500%, 05/01/2019	35,058	39,025
2.787%, 01/01/2020 (a)	103,867	107,398
4.500%, 04/01/2020	218,765	233,969
5.500%, 04/25/2023	500,000	577,568
5.000%, 05/01/2023	997,590	1,073,748
4.500%, 11/01/2024	346,802	369,822
4.500%, 08/01/2025	773,735	825,094
5.500%, 09/01/2025	193,803	211,858
5.500%, 02/01/2033	66,996	73,238
5.500%, 07/01/2033	309,089	337,884
5.290%, 11/25/2033	243,703	252,782
1.976%, 05/01/2034 (a)	88,617	89,752
5.500%, 07/01/2035	508,500	557,970
5.500%, 12/01/2035	151,553	165,482
4.500%, 11/01/2040	1,836,525	1,955,862
4.000%, 11/01/2041	997,622	1,049,243

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2011 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Federal National Mortgage Association (continued)
4.000%, 12/01/2041	$998,654	$1,050,328
6.500%, 02/25/2044	158,577	178,681
6.500%, 05/25/2044	201,299	224,488
Government National Mortgage Association
4.000%, 04/15/2026	964,933	1,036,674
6.500%, 04/15/2026	51,660	59,117
8.000%, 07/15/2026	18,685	22,269
3.727%, 03/16/2027	12,871	12,858
6.500%, 07/15/2029	39,968	46,337
7.500%, 11/15/2029	31,817	37,562
6.000%, 06/15/2031	247,137	281,257
6.000%, 02/15/2032	46,004	52,356
5.000%, 01/15/2033	691,253	770,120
4.920%, 05/16/2034	584,396	616,514
6.000%, 10/15/2036	248,437	282,310
5.500%, 01/15/2038	865,379	972,064
6.000%, 01/15/2038	648,853	735,394
4.000%, 09/15/2041	1,970,815	2,117,332
4.258%, 09/16/2050 (a)	400,000	441,096
Greenwich Capital Commercial Funding
6.079%, 07/10/2038 (a)	400,000	444,366
JPMorgan Chase Commercial
Mortgage Securities Corp.
5.050%, 12/12/2034	253,306	258,819
5.336%, 05/15/2047	500,000	530,251
LB-UBS Commercial Mortgage Trust
4.799%, 12/15/2029	1,000,000	1,061,297
5.351%, 02/15/2040	700,000	740,811
MASTR Adjustable Rate Mortgages Trust
2.662%, 04/21/2034 (a)	128,027	122,285
MASTR Alternative Loans Trust
5.000%, 06/25/2015	50,406	49,981
Morgan Stanley Capital I
5.792%, 06/11/2042 (a)	250,000	261,271
Mortgage IT Trust
1.545%, 02/25/2035 (a)	294,843	249,451
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034
(Acquired 01/20/2004, Cost $67,655) (b)	65,933	66,745
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $216,629) (b)	212,462	213,872
OBP Depositor LLC Trust
4.646%, 07/15/2045
(Acquired 06/25/2010, Cost $499,997) (b)	500,000	558,959
Residential Asset Securitization Trust
4.750%, 02/25/2019	115,535	116,536
Small Business Administration
Participation Certificates
3.530%, 05/01/2013	40,169	40,654
5.080%, 11/01/2022	206,977	226,345
4.640%, 05/01/2023	293,489	318,790
5.570%, 03/01/2026	219,793	247,898
Structured Asset Securities Corporation
6.290%, 11/25/2032 (a)	92,255	78,534
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	229,513
Wachovia Bank Commercial Mortgage Trust
5.495%, 07/15/2041 (a)	250,000	268,557
5.509%, 04/15/2047	500,000	527,186
WaMu Mortgage Pass Through Certificates
2.477%, 01/25/2033 (a)	37,245	33,145
2.478%, 10/25/2035 (a)	75,822	68,736
WaMu MSC Mortgage Pass Through Certificate
5.000%, 03/25/2018	526,064	538,014
Wells Fargo Commercial Mortgage Trust
4.375%, 03/15/2044
(Acquired 05/27/2011, Cost $504,746) (b)	500,000	532,399
Wells Fargo Mortgage Backed Securities Trust
4.421%, 10/25/2033 (a)	198,692	199,955
2.738%, 07/25/2036 (a)	567,695	398,203
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $40,705,842)		42,623,808

MUNICIPAL BONDS — 25.06%
Arizona State University Build
America Revenue Bond
5.528%, 07/01/2023	250,000	289,448
Arlington County, VA Industrial
Development Authority Revenue Bond
5.844%, 08/01/2031	500,000	539,785
Austin, TX Build America
General Obligation
5.310%, 09/01/2029	500,000	572,090
Bay Area Toll Authority Build
America Revenue Bond
6.263%, 04/01/2049	500,000	652,360
Central Puget Sound, WA Regional Transit
Authority Build America Revenue Bond
4.845%, 02/01/2024	500,000	579,715
Central Utah Water Conservancy District
Build America Revenue Bond
4.550%, 10/01/2022	700,000	761,152
Chicago, IL Board of Education Build
America Unlimited General Obligation
6.038%, 12/01/2029	500,000	551,450
Chicago, IL Build America Unlimited
General Obligation
7.517%, 01/01/2040	250,000	310,098
Colorado Springs, CO Utilities
System Build America Revenue Bond
4.949%, 11/15/2024	500,000	559,240
Columbus, IN Multi-High School Building
Corp. Build America Revenue Bond
5.505%, 07/15/2022	500,000	570,480
Columbus, OH Build America Unlimited
General Obligation
4.360%, 06/01/2022	750,000	818,962
Commonwealth of Massachusetts Build
America General Obligation
4.500%, 08/01/2031	250,000	265,103
Commonwealth of Massachusetts Build
America Unlimited General Obligation
4.200%, 12/01/2021	600,000	664,626
Commonwealth of Pennsylvania Build
America Unlimited General Obligation
4.550%, 02/15/2021	500,000	563,565
Cook County, IL Build America Unlimited
General Obligation
6.229%, 11/15/2034	500,000	554,035
Cook County, IL Glencoe School District
Unlimited General Obligation
5.875%, 12/01/2027	500,000	570,730

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2011 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Corpus Christi, TX Independent School District
Build America Unlimited General Obligation
5.924%, 08/15/2029	$500,000	$569,955
Dallas, TX Independent School District
Build America Unlimited General Obligation
5.200%, 02/15/2023	500,000	582,450
District of Columbia Bond Build
America Unlimited General Obligation
5.670%, 06/01/2022	250,000	289,440
District of Columbia Income Tax
Build America Revenue Bond
4.793%, 12/01/2021	1,000,000	1,159,340
Florida State Department of Transportation
Build America Revenue Bond
6.140%, 07/01/2025	300,000	329,433
Gainesville, FL Utilities System Build
America Revenue Bond
4.497%, 10/01/2017	500,000	557,435
Grant County, WA Public Utility District
Build America Revenue Bond
5.111%, 01/01/2023	500,000	582,480
Greenville County, SC School District
Unlimited General Obligation
4.870%, 06/01/2026	1,000,000	1,131,000
Hamilton County, OH Sewer System
Build America Revenue Bond
5.710%, 12/01/2022	500,000	583,740
Honolulu, HI City & County Wastewater
Systems Build America Revenue Bond
6.114%, 07/01/2029	250,000	284,832
Houston, TX Build America
Unlimited General Obligation
6.088%, 03/01/2029	500,000	564,815
Indiana Public Schools Multi-School
Building Corp. Build America Revenue Bond
4.900%, 07/15/2022	1,000,000	1,104,630
Indiana University Build
America Certificate Participation
5.050%, 12/01/2022	500,000	551,150
Indianapolis, IN Local Public Improvement
Build America Revenue Bond
5.854%, 01/15/2030	700,000	797,797
Kane, Cook & Du Page Counties, IL
Unlimited General Obligation
4.150%, 12/15/2019	500,000	528,810
Kentucky State Property & Buildings
Commission Revenue Bond
5.100%, 10/01/2015	500,000	555,180
King County, WA Unlimited General Obligation
5.127%, 12/01/2026	500,000	544,305
Manatee County, FL Public Utilities
Build America Revenue Bond
7.178%, 10/01/2030	500,000	591,175
Missouri Highway & Transit
Commission Build America Revenue Bond
5.002%, 05/01/2024	500,000	580,135
Municipal Electric Authority of Georgia
Build America Revenue Bond
6.655%, 04/01/2057	350,000	357,725
Naperville, IL Build America
Unlimited General Obligation
4.900%, 12/01/2025	500,000	552,040
New Mexico Finance Authority Revenue Bond
6.070%, 06/01/2036	500,000	532,800
New York City Housing Development
Corp. Revenue Bond
6.420%, 11/01/2039	500,000	568,415
New York State Urban Development
Corp. Revenue Bond
6.500%, 12/15/2018	300,000	358,206
New York, NY Build America
Unlimited General Obligation
5.206%, 10/01/2031	500,000	557,295
6.646%, 12/01/2031	250,000	292,250
Northern California Transmission
Agency Revenue Bond
5.880%, 05/01/2016	500,000	568,515
Ohana Military Commercial LLC Note
5.675%, 10/01/2026
(Acquired 10/25/2006, Cost $1,000,000) (b)	1,000,000	1,073,400
Ohio State Water Development Authority
1.330%, 06/01/2015	500,000	500,430
Oregon State Department of Administrative
Services Revenue Bond
3.500%, 04/01/2016	600,000	646,680
Oregon State Department of Transportation
and Highway Build America Revenue Bond
5.784%, 11/15/2030	600,000	730,068
Pasadena, CA Public Financing Authority
Build America Revenue Bond
7.148%, 03/01/2043	300,000	391,818
Pueblo, CO Board of Waterworks
Build America Revenue Bond
5.700%, 11/01/2029	500,000	537,920
Purdue University, IN Build
America Certificate Participation
5.957%, 07/01/2031	500,000	545,885
Raleigh, NC Build America Revenue Bond
4.508%, 06/01/2023	500,000	537,600
San Diego County, CA Water Authority
Build America Revenue Bond
6.138%, 05/01/2049	695,000	887,327
Sarasota, FL Water & Sewer
System Revenue Bond
4.770%, 10/01/2025	250,000	262,105
Sedgwick County, KS Unified School District
Build America Unlimited General Obligation
5.350%, 10/01/2023	500,000	578,580
South Carolina State Public Service
Authority Revenue Bond
6.224%, 01/01/2029	300,000	353,121
Springfield, MO School District Build
America Unlimited General Obligations
5.660%, 03/01/2030	500,000	540,065
State of California Build America
Unlimited General Obligation
7.500%, 04/01/2034	500,000	598,345
State of Connecticut Build America
Unlimited General Obligation
5.632%, 12/01/2029	1,000,000	1,188,820
5.090%, 10/01/2030	250,000	267,360
State of Delaware Build America
Unlimited General Obligation
4.700%, 10/01/2021	800,000	908,816

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2011 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
State of Illinois Unlimited General Obligation
4.421%, 01/01/2015	$1,000,000	$1,040,220
State of Kansas Development Financing
Authority Build America Revenue Bond
4.770%, 03/01/2023	500,000	564,840
State of Maryland Build America
Unlimited General Obligation
4.550%, 08/15/2024	1,000,000	1,104,200
State of Maryland Transportation Authority
Build America Revenue Bond
5.164%, 07/01/2025	300,000	343,251
State of Maryland
Unlimited General Obligation
5.000%, 08/01/2018	615,000	660,572
State of Mississippi
Unlimited General Obligation
5.539%, 10/01/2029	500,000	582,330
State of Ohio Build America
Unlimited General Obligation
4.821%, 03/01/2022	1,000,000	1,144,400
State of Pennsylvania Public School
Building Authority Revenue Bond
5.000%, 09/15/2027	500,000	524,450
State of Rhode Island
Unlimited General Obligation
4.390%, 04/01/2018	1,000,000	1,102,960
State of Texas Build America
Unlimited General Obligation
5.517%, 04/01/2039	1,000,000	1,246,450
State of Utah Build America
Unlimited General Obligation
4.554%, 07/01/2024	500,000	589,660
State of Washington Biomedical Research
Build America Revenue Bond
6.416%, 07/01/2030	250,000	317,775
State of Washington Build America
Unlimited General Obligation
2.910%, 08/01/2016	1,000,000	1,041,870
4.736%, 08/01/2024	800,000	931,880
State of Wisconsin Build America
Unlimited General Obligation
5.200%, 05/01/2026	500,000	560,590
Tacoma, WA Electric System
Build America Revenue Bond
5.966%, 01/01/2035	350,000	402,251
Texas State Highway Transportation
Commission Build America Revenue Bond
5.028%, 04/01/2026	350,000	407,452
University Massachusetts
Building Authority Revenue Bond
5.823%, 05/01/2029	500,000	575,160
University of California Build
America Revenue Bond
5.770%, 05/15/2043	500,000	574,435
University of Michigan Build
America Revenue Bond
4.926%, 04/01/2024	850,000	998,648
6.172%, 04/01/2030	400,000	452,852
University of Minnesota Build
America Revenue Bond
4.455%, 08/01/2025	500,000	526,470
University of Texas Build
America Revenue Bond
6.276%, 08/15/2041	500,000	569,195
University of Wyoming Build
America Revenue Bond
5.800%, 06/01/2030	400,000	430,548
UNM Sandoval Regional Medical Center,
Inc. Build America Revenue Bond
4.500%, 07/20/2036	300,000	317,502
Utah State Building Ownership Authority
Build America Revenue Bond
5.768%, 05/15/2030	700,000	802,235
Utah Transit Authority Build
America Revenue Bond
5.937%, 06/15/2039	250,000	319,000
Vega, TX Independent School District
Construction Unlimited General Obligation
6.000%, 02/15/2027	500,000	577,385
Virginia College Building Authority
Build America Revenue Bond
5.400%, 02/01/2026	250,000	275,602
Virginia Housing Development Authority
1.246%, 01/01/2014	500,000	503,325
Virginia State Revenue Authority
Infrastructure Build America Revenue Bond
4.380%, 11/01/2023	500,000	537,740
Washington County, OR Clean Water
Services Build America Revenue Bond
4.628%, 10/01/2020	600,000	681,108
Washington, MD Suburban Sanitary
Commission Build America Unlimited
General Obligation
4.800%, 06/01/2025	400,000	435,072
West Virginia Higher Education Policy
Commission Build America Revenue Bond
7.450%, 04/01/2030	250,000	327,190
York County, SC Fort Mill School District
Build America Unlimited General Obligation
5.500%, 03/01/2028	500,000	557,860
TOTAL MUNICIPAL BONDS
(Cost $50,620,644)		57,073,005

U.S. GOVERNMENT AGENCY ISSUES — 0.41% (d)
Federal Farm Credit Bank
3.375%, 08/23/2024	500,000	530,561
Federal Home Loan Bank
4.840%, 01/25/2012	237,727	237,727
4.720%, 09/20/2012	165,291	169,333
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $909,976)		937,621

U.S. TREASURY OBLIGATIONS — 14.99%
U.S. Treasury Inflation Index Notes — 0.68%
3.000%, 07/15/2012	1,511,148	1,543,613
		1,543,613
U.S. Treasury Notes — 14.31%
1.000%, 03/31/2012	1,000,000	1,002,305
1.000%, 04/30/2012	4,000,000	4,012,500
0.625%, 06/30/2012	5,000,000	5,013,865
0.375%, 08/31/2012	1,000,000	1,001,758
1.375%, 05/15/2013	1,000,000	1,015,859
0.500%, 05/31/2013	4,000,000	4,016,876

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2011 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
U.S. Treasury Notes — 14.31% (continued)
1.125%, 06/15/2013	$3,000,000	$3,039,492
1.000%, 07/15/2013	1,000,000	1,011,914
0.750%, 08/15/2013	1,000,000	1,008,320
0.750%, 12/15/2013	1,000,000	1,009,648
2.500%, 03/31/2015	1,000,000	1,066,250
2.125%, 05/31/2015	1,000,000	1,055,703
1.250%, 08/31/2015	2,000,000	2,053,124
1.250%, 10/31/2015	1,000,000	1,025,625
1.375%, 11/30/2015	2,000,000	2,060,938
3.000%, 02/28/2017	1,000,000	1,105,938
2.250%, 11/30/2017	1,000,000	1,066,875
2.125%, 08/15/2021	1,000,000	1,025,625
		32,592,615
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $33,425,839)		34,136,228

SHORT-TERM INVESTMENTS — 12.11%
Commercial Paper — 4.39%
General Electric Company
0.180%, 02/28/2012	2,000,000	1,999,420
Household Finance Corp.
0.430%, 02/21/2012	2,000,000	1,998,782
0.521%, 04/04/2012	2,000,000	1,997,284
Natixis
0.700%, 01/23/2012	2,000,000	1,999,144
Prudential Funding Corp.
0.401%, 05/15/2011	2,000,000	1,997,000
		9,991,630

	Shares
Money Market Funds — 7.72%
Federated Prime Obligations Fund,
0.200% (e)	10,003,479	10,003,479
Fidelity Institutional Money Market Portfolio,
0.230% (e)	7,585,386	7,585,386
		17,588,865
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,580,495)		27,580,495
TOTAL INVESTMENTS — 97.55%
(Cost $207,718,907)		222,174,264
ASSETS IN EXCESS
OF OTHER LIABILITIES — 2.45%		5,580,762
TOTAL NET ASSETS — 100.00%		$227,755,026

Percentages are stated as a percent of net assets.
(a)	The coupon rate shown on variable rate securities represents the rates at December 31, 2011.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of December 31, 2011 these securities represented 4.36% of total net assets.

(c)	Foreign issuer.
(d)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(e)	The rate quoted is the annualized seven-day yield as of December 31, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities December 31, 2011 (unaudited)

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Assets:
Investments in securities:
At cost	$197,355,574	$207,718,907
At value	$242,729,256	$222,174,264
Cash	47,737	49,304
Receivable for investments sold	—	4,011,614
Receivable for capital stock sold	28,659	344,952
Dividends receivable	421,295	—
Interest receivable	2,934	1,724,174
Prepaid expenses and other assets	7,153	7,172
Total assets	243,237,034	228,311,480

Liabilities:
Payable for capital stock redeemed	353,271	251,330
Payable to Advisor	153,455	89,012
Payable to Auditor	31,593	31,593
Payable to Administrator	45,253	42,153
Payable to Trustees	63	—
Accrued expenses and other liabilities	160,145	142,366
Total liabilities	743,780	556,454

Net Assets	$242,493,254	$227,755,026

Net Assets Consist of:
Paid in capital	$197,042,190	$213,492,098
Undistributed net investment income (loss)	56,940	(346,948)
Accumulated net realized gain on investments	20,442	154,519
Net unrealized appreciation on investments	45,373,682	14,455,357
Total — representing net assets applicable to outstanding capital stock	$242,493,254	$227,755,026

Class Y:
Net assets	$223,797,652	$218,966,244
Shares outstanding	10,238,073	19,981,059
Net asset value, redemption price and offering price per share	$21.86	$10.96

Class A:
Net assets	$18,695,602	$8,788,782
Shares outstanding	854,497	794,142
Net asset value and redemption price per share	$21.88	$11.07
Maximum offering price per share	$23.15	$11.56

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Six Months Ended December 31, 2011 (unaudited)

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Investment Income:
Dividends	$2,532,711	$—
Interest	14,833	3,961,982
Total investment income	2,547,544	3,961,982
Expenses:
12b-1 fees (Note G)	83,436	26,341
Investment advisory fees (Note F)	891,030	556,131
Transfer agent fees	129,689	91,870
Administration fees	92,530	85,458
Professional fees	62,035	60,765
Accounting fees	43,657	62,619
Insurance	30,156	35,334
Printing	28,999	26,065
Custody fees	18,907	30,806
Registration fees	17,548	16,917
Trustees’ fees	11,356	10,251
Other expenses	6,090	6,589

Total expenses	1,415,433	1,009,146

Less: Expenses waived (Note F)	(18,907)	(63,723)

Net expenses	1,396,526	945,423

Net Investment Income	1,151,018	3,016,559

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	644,529	1,251,094
Net change in unrealized appreciation (depreciation) on investments	(10,061,132)	5,269,790
Net realized and unrealized gain (loss) on investments	(9,416,603)	6,520,884
Increase (Decrease) in Net Assets Resulting from Operations	$(8,265,585)	$9,537,443

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY Growth Fund		COUNTRY Bond Fund
	Six Months Ended		Six Months Ended
	12/31/11	Year Ended	12/31/11	Year Ended
	(unaudited)	6/30/11	(unaudited)	6/30/11
Operations:
Net investment income	$1,151,018	$1,971,899	$3,016,559	$6,209,557
Net realized gain on investments	644,529	9,456,735	1,251,094	1,979,732
Net change in unrealized appreciation (depreciation) on investments	(10,061,132)	46,110,777	5,269,790	(1,780,219)
Net increase (decrease) in net assets resulting from operations	(8,265,585)	57,539,411	9,537,443	6,409,070

Dividends and Distributions to Shareholders from Class Y (Note B):
Net investment income	(2,010,018)	(2,082,758)	(3,386,457)	(6,092,463)
Net realized gains on investments	(6,451,292)	(1,760,850)	(1,222,648)	(1,974,128)
Total distributions — Class Y	(8,461,310)	(3,843,608)	(4,609,105)	(8,066,591)

Dividends and Distributions to Shareholders from Class A (Note B):
Net investment income	(174,038)	(189,753)	(135,953)	(231,653)
Net realized gains on investments	(575,185)	(159,940)	(48,320)	(75,198)
Total distributions — Class A	(749,223)	(349,693)	(184,273)	(306,851)

Capital Stock Transactions — (Net) (Note C)	24,147,246	5,009,521	(101,815)	8,570,978
Total increase in net assets	6,671,128	58,355,631	4,642,250	6,606,606

Net Assets:
Beginning of period	235,822,126	177,466,495	223,112,776	216,506,170
End of period*	$242,493,254	$235,822,126	$227,755,026	$223,112,776
* Including undistributed net investment income (loss) of	$56,940	$1,089,978	$(346,948)	$158,903

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

	COUNTRY Growth Fund
	Six Months Ended
	December 31, 2011		Years Ended June 30,
	(unaudited)		2011	2010	2009	2008	2007
Class Y Shares
Net asset value, beginning of period	$23.50		$18.08	$16.47	$21.89	$26.38	$24.16
Income from investment operations
Net investment income(1)	0.10		0.20	0.15	0.20	0.17	0.21
Net realized and unrealized gains (losses)	(0.83)		5.64	1.57	(5.09)	(2.40)	3.53
Total from investment operations	(0.73)		5.84	1.72	(4.89)	(2.23)	3.74
Less Distributions
Dividends from net investment income	(0.21)		(0.23)	(0.11)	(0.20)	(0.16)	(0.28)
Distributions from capital gains	(0.70)		(0.19)	—	(0.33)	(2.10)	(1.24)
Total distributions	(0.91)		(0.42)	(0.11)	(0.53)	(2.26)	(1.52)
Net asset value, end of period	$21.86		$23.50	$18.08	$16.47	$21.89	$26.38
Total investment return(2)	-3.22	%(5)	32.63%	10.44%	-22.77%	-9.02%	16.22%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$223,798		$216,340	$162,595	$145,423	$188,863	$204,771
Ratio of expenses to average net assets:
Before expense waiver	1.19	%(4)	1.19%	1.21%	1.23%	1.19%	1.20%
After expense waiver	1.18	%(4)	1.18%	1.19%	1.21%	1.17%	1.19%
Ratio of net investment income to average net assets:
Before expense waiver	0.95	%(4)	0.91%	0.78%	1.15%	0.71%	0.83%
After expense waiver	0.96	%(4)	0.92%	0.80%	1.17%	0.73%	0.84%
Portfolio turnover rate(3)	4.36	%(5)	27.45%	21.57%	26.11%	17.73%	33.17%

	COUNTRY Growth Fund
	Six Months Ended
	December 31, 2011		Years Ended June 30,
	(unaudited)		2011	2010	2009	2008	2007
Class A Shares
Net asset value, beginning of period	$23.52		$18.10	$16.48	$21.91	$26.40	$24.18
Income from investment operations
Net investment income(1)	0.11		0.20	0.15	0.20	0.19	0.22
Net realized and unrealized gains (losses)	(0.84)		5.65	1.58	(5.10)	(2.42)	3.52
Total from investment operations	(0.73)		5.85	1.73	(4.90)	(2.23)	3.74
Less Distributions
Dividends from net investment income	(0.21)		(0.23)	(0.11)	(0.20)	(0.16)	(0.28)
Distributions from capital gains	(0.70)		(0.20)	—	(0.33)	(2.10)	(1.24)
Total distributions	(0.91)		(0.43)	(0.11)	(0.53)	(2.26)	(1.52)
Net asset value, end of period	$21.88		$23.52	$18.10	$16.48	$21.91	$26.40
Total investment return(2)	-3.22	%(5)	32.60%	10.49%	-22.79%	-9.02%	16.21%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$18,696		$19,482	$14,781	$13,112	$17,718	$20,550
Ratio of expenses to average net assets:
Before expense waiver	1.19	%(4)	1.19%	1.21%	1.23%	1.19%	1.20%
After expense waiver	1.18	%(4)	1.18%	1.19%	1.21%	1.17%	1.19%
Ratio of net investment income to average net assets:
Before expense waiver	0.95	%(4)	0.91%	0.78%	1.15%	0.71%	0.83%
After expense waiver	0.96	%(4)	0.92%	0.80%	1.17%	0.73%	0.84%
Portfolio turnover rate(3)	4.36	%(5)	27.45%	21.57%	26.11%	17.73%	33.17%

(1)	Net investment income per share is calculated using ending balances, after consideration of adjustments for permanent book and tax differences.
(2)	Total investment return does not reflect sales load.
(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	Annualized.
(5)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

	COUNTRY Bond Fund
	Six Months Ended
	December 31, 2011		Years Ended June 30,
	(unaudited)		2011	2010	2009	2008	2007
Class Y Shares
Net asset value, beginning of period	$10.72		$10.82	$10.33	$10.12	$9.91	$9.84
Income from investment operations
Net investment income(1)	0.15		0.30	0.36	0.44	0.43	0.42
Net realized and unrealized gains	0.32		0.01	0.61	0.29	0.21	0.07
Total from investment operations	0.47		0.31	0.97	0.73	0.64	0.49
Less Distributions
Dividends from net investment income	(0.17)		(0.31)	(0.36)	(0.43)	(0.43)	(0.42)
Distributions from capital gains	(0.06)		(0.10)	(0.12)	(0.09)	—	(0.00	)(2)
Total distributions	(0.23)		(0.41)	(0.48)	(0.52)	(0.43)	(0.42)
Net asset value, end of period	$10.96		$10.72	$10.82	$10.33	$10.12	$9.91
Total investment return(3)	4.46	%(6)	2.89%	9.66%	7.51%	6.58%	5.08%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$218,966		$214,752	$208,497	$146,168	$145,405	$131,593
Ratio of expenses to average net assets:
Before expense waiver	0.91	%(5)	0.88%	0.90%	0.95%	0.89%	0.91%
After expense waiver	0.85	%(5)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	2.65	%(5)	2.76%	3.36%	4.14%	4.18%	4.16%
After expense waiver	2.71	%(5)	2.79%	3.41%	4.24%	4.22%	4.22%
Portfolio turnover rate(4)	10.52	%(6)	22.86%	25.82%	40.72%	50.14%	25.97%

	COUNTRY Bond Fund
	Six Months Ended
	December 31, 2011		Years Ended June 30,
	(unaudited)		2011	2010	2009	2008	2007
Class A Shares
Net asset value, beginning of period	$10.83		$10.92	$10.42	$10.20	$9.99	$9.92
Income from investment operations
Net investment income(1)	0.15		0.31	0.36	0.44	0.43	0.42
Net realized and unrealized gains	0.32		0.01	0.62	0.30	0.21	0.07
Total from investment operations	0.47		0.32	0.98	0.74	0.64	0.49
Less Distributions
Dividends from net investment income	(0.17)		(0.31)	(0.36)	(0.43)	(0.43)	(0.42)
Distributions from capital gains	(0.06)		(0.10)	(0.12)	(0.09)	—	(0.00	)(2)
Total distributions	(0.23)		(0.41)	(0.48)	(0.52)	(0.43)	(0.42)
Net asset value, end of period	$11.07		$10.83	$10.92	$10.42	$10.20	$9.99
Total investment return(3)	4.42	%(6)	2.96%	9.67%	7.55%	6.52%	5.15%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$8,789		$8,360	$8,009	$6,474	$7,411	$6,567
Ratio of expenses to average net assets:
Before expense waiver	0.91	%(5)	0.88%	0.90%	0.95%	0.89%	0.91%
After expense waiver	0.85	%(5)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	2.65	%(5)	2.76%	3.36%	4.14%	4.18%	4.16%
After expense waiver	2.71	%(5)	2.79%	3.41%	4.24%	4.22%	4.22%
Portfolio turnover rate(4)	10.52	%(6)	22.86%	25.82%	40.72%	50.14%	25.97%

(1)	Net investment income per share is calculated using ending balances, after consideration of adjustments for permanent book and tax differences.
(2)	Amount less than $0.005 per share.
(3)	Total investment return does not reflect sales load.
(4)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Annualized.
(6)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2011 (unaudited)

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust (the “Trust”) consists of a series of two funds (each a “Fund” and together the “Funds”).  Each of the Funds has distinct investment objectives and policies.  The two Funds are as follows: COUNTRY Growth Fund (“Growth Fund”) and COUNTRY Bond Fund (“Bond Fund”).  The Trust was organized as a business trust under the laws of Delaware on August 13, 2001.  The Funds were reorganized as a series of the Trust effective October 31, 2001.  The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds offer Class A and Class Y shares.  Class A shares are sold with a front-end sales charge.  Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any Fund on or before March 1, 2002 who have continuously owned shares of any Fund since that date and to certain others who meet the standards set out in the Funds’ Prospectus.

Class A shares sales charge is calculated as follows:

Sales Charge
as % of
Amount of Transaction	Offering Price
Growth Fund
Up to $49,999	5.50%
$50,000-$99,999	4.50%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

Bond Fund
Up to $49,99	4.25%
$50,000-$99,999	4.00%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

The Funds’ Prospectus provides descriptions of each Fund’s investment goals and principal strategies.  Both classes of shares have identical voting, dividend, liquidation and other rights, and, except as provided above, the same terms and conditions.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results may differ from those estimates.

(1) Security Valuation: In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Trust’s Board of Trustees.

The Board of Trustees has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of December 31, 2011:

	COUNTRY Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer
Discretionary	$24,933,231	$—	$—	$24,933,231
Consumer Staples	35,511,488	—	—	35,511,488
Energy	31,663,763	—	—	31,663,763
Financials	23,615,596	—	—	23,615,596
Health Care	40,871,404	—	—	40,871,404
Industrials	23,593,657	—	—	23,593,657
Information
Technology	35,187,154	—	—	35,187,154
Materials	5,048,903	—	—	5,048,903
Telecommunication
Services	6,569,180	—	—	6,569,180
Utilities	7,642,606	—	—	7,642,606
Mortgage-Backed
Securities	—	207,203	—	207,203
Short-Term
Investments	7,885,071	—	—	7,885,071
Total Investments
in Securities	$242,522,053	$207,203	$—	$242,729,256

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2011 (unaudited) (continued)

	COUNTRY Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed
Securities	$—	$4,999,585	$—	$4,999,585
Corporate Bonds	—	54,823,522	—	54,823,522
Mortgage-Backed
Securities	—	42,623,808	—	42,623,808
Municipal Bonds	—	57,073,005	—	57,073,005
U.S. Government
Agency Issues	—	937,621	—	937,621
U.S. Treasury
Obligations	34,136,228	—	—	34,136,228
Short-Term
Investments
Commercial Paper	—	9,991,630	—	9,991,630
Money
Market Funds	17,588,865	—	—	17,588,865
Total Investments
in Securities	$51,725,093	$170,449,171	$—	$222,174,264

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date.  The Funds did not invest in any Level 3 investments during the period.  The Funds did not have transfers into or out of Level 1 or Level 2 during the period.

Recent Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact of these amendments.

(2)  Investment Income and Securities Transactions:  Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date.  Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium.  Securities transactions are accounted for on the trade date basis.  Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3)  Federal Income Taxes:  The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually.  Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

(4)  Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(5)  Other:  Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets.  Expenses directly attributable to a specific Fund are allocated directly to that Fund.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon relative net assets.  Expenses directly attributable to a specific class of shares are allocated directly to that class.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The Growth Fund declares and distributes net investment income dividends to shareholders twice a year.  The Bond Fund declares and distributes net investment income dividends to shareholders monthly.  Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option.  Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock:  At December 31, 2011, each of the Funds is authorized to issue an unlimited number of shares.
Transactions in capital stock were as follows:

	Growth Fund
	Six Months Ended		Year Ended
	December 31, 2011		June 30, 2011
	Shares	Amount	Shares	Amount
Class Y
Shares sold	1,752,303	$38,726,054	1,497,058	$32,742,427
Shares issued through reinvestment of dividends	358,136	8,062,118	173,557	3,656,666
Shares redeemed	(1,079,498)	(23,219,145)	(1,454,163)	(31,545,297)
Total Class Y Transactions	1,030,941	23,569,027	216,452	4,853,796
Class A
Shares sold	45,636	$974,450	129,737	$2,826,193
Shares issued through reinvestment of dividends	33,120	746,588	16,519	348,317
Shares redeemed	(52,646)	(1,142,819)	(139,452)	(3,018,785)
Total Class A Transactions	26,110	578,219	6,804	155,725
Net Increase in capital stock		$24,147,246		$5,009,521

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2011 (unaudited) (continued)

	Bond Fund
	Six Months Ended		Year Ended
	December 31, 2011		June 30, 2011
	Shares	Amount	Shares	Amount
Class Y
Shares sold	3,683,585	$40,386,728	6,474,317	$69,766,356
Shares issued through reinvestment of dividends	408,795	4,465,291	725,781	7,759,149
Shares redeemed	(4,134,883)	(45,198,128)	(6,449,113)	(69,374,397)
Total Class Y Transactions	(42,503)	(346,109)	750,985	8,151,108
Class A
Shares sold	62,207	$689,184	160,272	$1,741,594
Shares issued through reinvestment of dividends	16,649	183,662	28,356	306,003
Shares redeemed	(56,772)	(628,552)	(150,060)	(1,627,727)
Total Class Y Transactions	22,084	244,294	38,568	419,870
Net Increase (decrease) in capital stock		$(101,815)		$8,570,978

Note (D) Investment Transactions: Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the six months ended December 31, 2011, were as follows:

	Purchases	Sales
Growth Fund	$26,192,226	$9,928,368
Bond Fund	14,053,036	9,332,636

For the six months ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of long-term U.S. government obligations were as follows:

	Purchases	Sales
Growth Fund	$—	$5,359
Bond Fund	6,753,211	23,125,602

Note (E) Income Tax Information: As of June 30, 2011, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Growth Fund	Bond Fund
Cost of investments	$180,727,687	$213,451,627
Unrealized appreciation	$62,908,347	$9,868,327
Unrealized depreciation	(7,473,533)	(682,760)
Net unrealized appreciation	$55,434,814	$9,185,567
Undistributed ordinary income	$1,971,107	$225,868
Undistributed long-term capital gains	5,521,261	107,428
Distributable earnings	$7,492,368	$333,296
Other accumulated losses	$—	$—
Total accumulated gains (losses)	$62,927,182	$9,518,863

The difference between cost of investments for financial reporting and cost of investments for Federal income tax is due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale deferrals).

The tax character of distributions paid during the six months ended December 31, 2011 and the year ended June 30, 2011 were as follows:

	Six Months Ended	Year Ended
	December 31, 2011	June 30, 2011
Growth Fund
Ordinary Income	$3,068,512	$2,272,511
Long-term capital gains	6,142,021	1,920,790
	$9,210,533	$4,193,301

	Six Months Ended	Year Ended
	December 31, 2011	June 30, 2011
Bond Fund
Ordinary Income	$4,147,155	$6,756,048
Long-term capital gains	646,223	1,617,394
	$4,793,378	$8,373,442

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2011 (unaudited) (continued)

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2011.  The Growth Fund utilized $1,133,462 in capital loss carryforwards.  The Funds did not have any capital loss carryforwards or post-October losses as of June 30, 2011.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies.  The changes are generally effective for taxable years beginning after the date of enactment.  One of the more prominent changes addresses capital loss carryforwards.  Under the Act, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date.  As a result of this ordering rule, pre-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulations.

As of June 30, 2011, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  As of June 30, 2011, open Federal and State income tax years ended are June 30, 2008, June 30, 2009, and June 30, 2010.  The Funds have no examinations in progress.

Note (F) Advisory and Other Related Party Transactions:  Under its Investment Advisory Agreements with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”), provides investment advisory services for the Funds.  The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75% and Bond Fund 0.50%.  These fees are accrued daily and paid to the Advisor monthly.  COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after contractual waivers.  Custody fees waived for the Growth Fund and Bond Fund for the six months ended December 31, 2011 were $18,907 and $30,806, respectively.

The Advisor agreed to reduce its fees and reimburse the Bond Fund to the extent total annualized expenses exceed 0.85% of average daily net assets.  This agreement has been in effect for the Bond Fund since November 1, 1997 as a non-contractual waiver that became contractual on January 30, 2002.  These agreements with the Advisor and Custodian may be terminated at any time after October 31, 2012.

Investment advisory fees paid to the Advisor, and expenses reimbursed by the Advisor, for the six months ended December 31, 2011, were as follows:

			Expenses
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
Growth Fund	0.75%	$891,030	$—
Bond Fund	0.50%	556,131	32,917

* Excludes waiver of custody fees.

At December 31, 2011, 70.8% of the shares outstanding of the Growth Fund and 95.3% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of COUNTRY Trust Bank’s clients.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as Secretary to the Funds.  Legal fees incurred by the Growth Fund and Bond Fund for the six months ended December 31, 2011, were $36,636 and $35,055, respectively.

Legal fees are included in Professional fees in the Statements of Operations.  Certain officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation from the Funds.

Note (G) Distribution Services Agreements:  Quasar Distributors, LLC serves as the Funds’ Distributor.  Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the “Plans”), effective October 31, 2001.  The Plans permit the Funds to pay certain expenses associated with the distribution of their shares.  The maximum annual contractual fee under the Plans is 0.25% of the average daily net assets of each Fund.  For the six months ended December 31, 2011, the Rule 12b-1 expenses incurred by the Growth Fund and the Bond Fund were 0.07% and 0.02%, respectively.

Note (H) Subsequent Events:  In preparing these financial statements, the Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

COUNTRY Mutual Funds — Approval of Advisory Contract

The Funds’ investment advisor is COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”). The Funds and the Advisor have entered into an Investment Advisory Agreement (“Agreement”) which is renewable annually by the Board of Trustees or by a vote of a majority of the Funds’ outstanding voting securities. Any such renewals must also be approved by the votes of a majority of members of the Board of Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940), cast in person at a meeting called for the purpose of voting on such approvals. The Agreement may be terminated without penalty at any time by the Board of Trustees, by a majority vote of the shareholders or by the Advisor upon sixty days written notice. The Agreement terminates automatically if assigned.

In approving the Agreement, the Board considered and discussed several factors they believed in their own business judgment to be relevant,  including but not limited to the Advisor’s cost in providing the service, reasonableness of the investment advisory fees, performance of the Funds and the Advisor, the quality and extent of services provided, and the expense ratios of the Funds relative to other comparable funds.

To assist the Board in its evaluation of the Advisor’s services, the Board received a memorandum from the Advisor detailing information relevant to the Board’s decision on whether to renew the Agreement. The information herein summarizes the Board’s consideration and discussion in connection with its approval of the Agreement. In deciding to approve the Agreement, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors collectively favored approval.

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by the advisor under the Agreement. In particular, the Board reviewed and analyzed performance information for each Fund, the background, education and experience of the Advisor’s key investment personnel, and portfolio manager compensation criteria. The Board further considered the sources of information used by the Advisor as the basis for investment advice, as well as the methods investment personnel used to evaluate such information. The Board also analyzed and reviewed the Advisor’s trading strategies for the Funds and marketing activities relating to the Funds. To better evaluate the Advisor’s services the Board discussed the materials received with management of the Advisor. The discussion also covered: setting of long term goals for the Funds, including benchmarking and how price targets are set; the roll and operation of the stock selection committee; the optimal size of an investment management team; reporting of information to the Board; turnover ratios and their affect on the Funds; broker commissions and how they are reviewed and approved; and industry trends in expense limitations and fee waivers. The Board concluded that the factors analyzed and discussed supported renewal of the Agreement.

In evaluating the costs of the services provided to the Funds by the Advisor, the Board received statistical and other information regarding the Funds’ total expense ratio and its various components, including management fees and investment-related expenses.  The information included a comparison of the Funds’ various expenses to industry averages for each particular Fund’s peer group.  Based on these factors, the Board concluded that the fees under the Agreement were reasonable and fair in light of the nature, extent and quality of the services provided by the Advisor.

The Board further reviewed and analyzed the Advisor’s current compliance program and reviewed summaries of the Advisor’s policies and procedures on such compliance issues as revenue sharing, broker commission allocations, soft dollars, directed brokerage, business continuity, portfolio holdings disclosure, and proxy voting. The Advisor’s policies and procedures for market timing and late trading were also reviewed. The Board concluded that the factors reviewed and analyzed favored approval of the Agreement.

Based on its review and analysis, the Board determined that it was in the best interest of the Funds and their shareholders to approve continuance of the Agreement.

COUNTRY Mutual Funds — Trustees and Officers Information

COUNTRY Mutual Funds Trust(1) Trustees and Officers

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee

Robert W. Weldon	78	Trustee since 2003	Retired. Board Member, Town of Normal Police Pension Board, 2004 to date.
(1/30/34)

William G. Beeler	73	Trustee since 2005	Chairman, Environment Committee to Study McLean County into the 21st
(2/26/39)
Century; Past Chairman, McLean County Cooperative Extension Council; Past Member, McLean County Zoning Board of Appeals; McLean County Regional Planning Commission; Past Chairman, McLean County Livestock Association.  Farmer.

Charles M. Cawley*	53	Trustee since 2010	Director, Illinois Agricultural Association and Affiliated Companies (3),
(1/9/59)			2004 to date; Director, COUNTRY Trust Bank (4), 2006 to date. Farmer.

Robert D. Grace	64	Trustee since 2001	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.
(3/20/47)			Farmer.

Darrel L. Oehler	64	Trustee since 2010	Retired. Partner, Striegel, Knobloch & Co. LLC (accounting firm), 1987 to 2008;
(4/26/47)
Trustee, Bloomington Township Water District, 2000 to 2008; Treasurer, McLean Co. Public Building Commission, 2004 to 2008; Shareholder and Director of Nu-Way Transportation, Inc., 4/1/2000 to 1/2/2010.

Teresa M. Palmer	68	Trustee since 2011	Retired; Professor, Management & Quantitative Methods, Illinois State University,
(9/3/43)			1969 to 2008; Lead Instructor in Human Resource Management, Management Development International Program, Illinois State University, 2006 to date.

Carson H. Varner, Jr.	66	Trustee since 2007	Professor of Business Law, College of Business, Illinois State University, 1984 to
(5/18/45)			date; Farm Manager, Varner Farms, Edgar County, Illinois, 1980 to date.

Alan K. Dodds	50	Treasurer since 2009	Vice President-Finance and Treasurer: Illinois Agricultural Association and
(12/11/61)			Affiliated Companies (3), April 2009 to date; Treasurer: COUNTRY Trust Bank (4), April 2009; Finance Director: Flex-N-Gate Automotive Corporation, 2001 to 2009.

Peter J. Borowski	61	Controller since 2005	Vice President and Controller, COUNTRY Trust Bank (4) 2005 to date and
(5/10/50)			COUNTRY Financial (5) 2003 to date.

Barbara L. Mosson	59	Chief Compliance Officer	Chief Compliance Officer, COUNTRY Trust Bank (4), 2005 to date.
(4/30/52)		since 2005,
		Anti-Money Laundering
		Compliance Officer
		since 2004

Bruce D. Finks	59	Vice President since 1996	Vice President – Investments: COUNTRY Trust Bank (4), 1995 to date;
(1/31/53)			Director: River Glass, Inc., 2007-2011.

Martin L. Angel	52	Vice President since 2011	Director – Business Retirement Services & Trust Officer: COUNTRY Trust
(8/28/59)			Bank (4), 2010 to date; Director Corporate Billing: COUNTRY Financial (5),
			2008 to 2010; Director, Underwriting: COUNTRY Financial (5), 2007 to 2008.

Wade V. Harrison	40	Vice President since 2011	Senior Vice President Financial Service Operations and Trust Officer: COUNTRY
(9/22/71)			Trust Bank (4), January 2011 to date; Senior Vice President Financial Service

Operations: COUNTRY Financial (5), January 2011 to date; Senior Vice President Life/Health Operations: COUNTRY Financial (5), 2006 to 2010; Director, Personal Lines Underwriting: COUNTRY Financial (5), 2005 to 2006.

Richard L. Guebert, Jr.	60	Vice President since 2004	Director and Vice President: Illinois Agricultural Association and Affiliated
(8/9/51)			Companies (3), 2003 to date; Vice President: COUNTRY Trust Bank (4), 2003 to date. Farmer.

Derek C. Vogler	40	Vice President since 2006	Vice President; Investments and Trust Officer: COUNTRY Trust Bank (4), 2005 to
(10/5/71)			date.

Philip T. Nelson*	54	Trustee and President	Director and President: Illinois Agricultural Association and Affiliated
(6/12/57)		since 2003
Companies (3), 2003 to date; Director and President and Chairman of the Board: COUNTRY Trust Bank (4), 2003 to date; Director: American Farm Bureau Federation and certain of its Affiliated Companies, 2004 to date; Chairman: COUNTRY Capital Management Company, 2003 to date; Farmer.

Kurt F. Bock	58	Vice President	Chief Executive Officer: COUNTRY Financial (5), February 2012 to date;
(4/14/53)		since 2012
Director: Horizon Hobby, Inc., 2011 to date; Director: Horizon Hobby China, 2011 to date; Director: Horizon Hobby Ltd., 2009 to 2011; Executive Vice President/Chief Operation Officer: Horizon Hobby, Inc., 2008 to 2011; Vice President-Finance and Treasurer: Illinois Agricultural Association and Affiliated Companies (3), 2005 to 2008; Treasurer: COUNTRY Mutual Funds Trust, 2005 to 2008; Treasurer: COUNTRY Trust Bank (4), 2005 to 2008.

COUNTRY Mutual Funds — Trustees and Officers Information (continued)

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee

James M. Jacobs	45	General Counsel and	General Counsel and Secretary: Illinois Agricultural Association and Affiliated
(6/19/66)		Secretary since 2008
Companies (3), 2008 to date; Various Attorney Positions: Illinois Agricultural Association and Affiliated Companies (3), 2005 to 2008; General Counsel, Secretary and Chief Legal Officer: COUNTRY Trust Bank (4), February 2008 to date.

(1)	All trustees represent both portfolios of COUNTRY Mutual Funds Trust, which are as follows: COUNTRY Growth Fund and COUNTRY Bond Fund.
(2)	The mailing address for all officers and trustees of the Funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.
(3)
Affiliated Companies of the Illinois Agricultural Association include, without limitation, members of the COUNTRY Financial group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5)
COUNTRY Financial is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.

*	Interested Trustees

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ended June 30, 2011 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings on Form N-Q with the SEC. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

(This Page Intentionally Left Blank.)

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling the SEC at 1-800-SEC-0330, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust

COUNTRY Growth Fund
COUNTRY Bond Fund

Board of Trustees

Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charles M. Cawley
Roger D. Grace
Darrel L. Oehler
Teresa M. Palmer
Carson H. Varner Jr.

Officers

Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Wade V. Harrison, Vice President
Kurt F. Bock, Vice President
Martin L. Angel, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, Secretary and
  General Counsel
Alan K. Dodds, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance Officer

Investment Advisor

COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor

Quasar Distributors
Milwaukee, Wisconsin

Transfer Agent

U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian

COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm

Ernst & Young LLP
Milwaukee, Wisconsin

General Counsel

James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (02/12)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)*                    /s/ Philip T. Nelson
Philip T. Nelson, President

Date     March 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Philip T. Nelson
Philip T. Nelson, President

Date     March 8, 2012

By (Signature and Title)*                    /s/ Alan Dodds
Alan Dodds, Treasurer

Date     March 8, 2012

* Print the name and title of each signing officer under his or her signature.